As filed with the Securities and Exchange Commission on June 24, 2016.

Registration Statement File No. 333-202684

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No.2

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 151

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number)

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in MassMutual Transitions SelectSM II, an Individual Variable Deferred Annuity Contract

PARTS A AND B

INFORMATION REQUIRED IN A PROSPECTUS

AND A STATEMENT OF ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information, each dated May 1, 2016, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 2 by reference to Registrant’s Post-Effective Amendment No. 1 filing under Rule 485(b), Registration Statement File No. 333-202684 filed April 28, 2016.

A supplement dated June 24, 2016 to the Prospectus and a Supplement dated June 24, 2016 to the Statement of Additional Information are included in Parts A and B respectively, of this Post-Effective Amendment No. 2.

Supplement dated June 24, 2016 to the variable annuity prospectus dated May 1, 2016 for:

MassMutual Transitions SelectSM II

This supplement revises the prospectus to reflect important changes. Please read it carefully and keep it with your current prospectus.

1.      The DCA Fixed Account may not be available in all states.

Effective July 1, 2016:

2.      The L-Share class is no longer available to new sales.

3.      MML Strategic Distributors (MSD) will be added as one of two principal underwriters of the Contracts.

1.	The DCA Fixed Account may not be available in all states. If you want more information about the DCA Fixed Account, contact your registered representative or our Service Center.

2.	The Contract offers a B-Share class and, prior to July 1, 2016, offered an L-Share class. Effective July 1, 2016, the L-Share class will not be available for new sales. However, we will continue to administer the Contracts and accept Purchase Payments into Contracts issued as an L-Share class prior to July 1, 2016.

3.	The “Distribution” section of your prospectus is revised to include the following information:

Effective July 1, 2016 the Contract will be sold by registered representatives of other broker-dealers who have entered into distribution agreements (Distribution Agreements) with MML Strategic Distributors (MSD), a subsidiary of MassMutual. MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into Distribution Agreements with MSD.

MSD is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). MSD receives Compensation for its action as a principal underwriter of the Contract.

Commissions for sales of the Contract by registered representatives of other broker-dealers are paid on behalf of MSD by MassMutual to those broker dealers. We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this Contract. Asset-based payments are based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the Contract and each subsequent Purchase Payment applied to the Contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the Contract, visit www.massmutual.com/legal/compagreements or call our Service Center.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the Contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

There are no other changes being made at this time.

If you have questions about this supplement or other product questions, you may contact the MassMutual Customer Service Center by calling (866) 645-2362, Monday through Friday, between 7 a.m. and 7 p.m. Central Time, or by visiting us online at www.massmutual.com/secure/emailus.

June 24, 2016	page 1 of 1	PS16_01

Supplement dated June 24, 2016 to the

Statement of Additional Information dated May 1, 2016 for:

MassMutual Transitions SelectSM II

This supplement revises the Statement of Additional Information (SAI) to reflect important changes. Please read it carefully and keep it with your current SAI.

Effective July 1, 2016, the following text replaces the first two paragraphs of the “Distribution” section in the SAI:

The Contract is sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and effective July 1, 2016 by registered representatives of other broker-dealers who have entered into distribution agreements (Distribution Agreements) with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the Contracts sold by its registered representatives, and MSD serves as principal underwriter of the Contracts sold by registered representatives of other broker-dealers who have entered into Distribution Agreements with MSD.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

There are no other changes being made at this time.

If you have questions about this supplement or other product questions, you may contact the MassMutual Customer Service Center by calling (866) 645-2362, Monday through Friday, between 7 a.m. and 7 p.m. Central Time, or by visiting us online at www.massmutual.com/secure/emailus.

June 24, 2016	page 1 of 1	PS16_01 SAI

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant – The following financial statements:

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2015

Statements of Operations and Changes in Net Assets for the years ended December 31, 2015 and 2014

Notes to Financial Statements

The Depositor – The following financial statements:

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2015 and 2014

Statutory Statements of Operations for the years ended December 31, 2015, 2014 and 2013

Statutory Statements of Changes in Surplus for the years ended December 31, 2015, 2014 and 2013

Statutory Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013

Notes to Statutory Financial Statements

(b)	Exhibits

	Exhibit 1	Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account – Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

	Exhibit 3	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

		ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		iii.	Template for Insurance Products Distribution Agreement (version 2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	Exhibit 4	i.	Template Individual Variable Deferred Annuity Contract with Flexible Purchase Payments – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		ii.	Template Contract Schedule(s) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		iii.	Fixed Account for Dollar Cost Averaging Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		iv.	Return of Purchase Payment Death Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		v.	Nursing Home and Hospital Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		vi.	Terminal Illness Withdrawal Benefit Rider – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		vii.	Guaranteed Minimum Accumulation Benefit Rider (12 Year Benefit) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		viii.	Guaranteed Minimum Accumulation Benefit Rider (20 Year Benefit) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-202684 filed September 8, 2015

		ix.	Unisex Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		x.	Qualified Plan Contract Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		xi.	IRA Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		xii.	Roth IRA Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

		xiii.	SIMPLE IRA Supplemental Rider – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

	Exhibit 5	Individual Variable Deferred Annuity Contract Application – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

	Exhibit 6	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

		ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 7	Not Applicable.

	Exhibit 8	i.	Fund Participation Agreements

a. Fidelity Funds

– Participation Agreement dated May 1, 1998 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendments effective May 1, 1998 and April 15, 2001 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment effective June 30, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment effective September 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed April 28, 2016

	–	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.	Ivy Funds

	–	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• First Amendment dated January 18, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• Second Amendment dated June 12, 2015 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

c.	MML Funds

	–	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

	–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

d.	MML II Funds

	–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•       Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e.	Oppenheimer Funds

	–	Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post- Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

• Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post- Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

a.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.

Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

c.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

d.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.

OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	iii.	Administrative Services

		a.	se2, LLC

–       First Amended and Restated Master Services Agreement effective May 28, 2013 by and between Massachusetts Mutual Life Insurance Company and se2, LLC – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

Exhibit 9	Opinion and Consent of Counsel – Incorporated herein by reference to Exhibit 10 (i.) under Item 24 in Pre-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed May 29, 2015

Exhibit 10	i.	Consent of Independent Registered Public Accounting Firm, KPMG LLP. *

	ii.	Powers of Attorney for:

¯ Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-22557 filed June 9, 2016

¯ Mark T. Bertolini Isabella D. Goren	Jeffrey M. Leiden
– Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-202684 filed April 28, 2016

¯ Roger W. Crandall Gregory Deavens Kathleen A. Corbet James H. DeGraffenreidt, Jr. Patricia Diaz Dennis	Robert A. Essner Raymond W. LeBoeuf Cathy E. Minehan Marc F. Racicot Laura J. Sen William T. Spitz H. Todd Stitzer

– Incorporated by reference to signature page to Initial Registration Statement File No. 333-202684 filed March 12, 2015

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

*	filed herewith

Item 25. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Kathleen A. Corbet, Lead Director 49 Cross Ridge Road New Canaan, CT 06840	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116	Jeffrey M. Leiden, Director 50 Northern Avenue Boston, MA 02210

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911	Mark T. Bertolini, Director 151 Farmington Avenue Hartford, CT 06156

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118	Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212

William T. Spitz, Director 16 Wynstone Nashville, TN 37215	Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275

Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716	Isabella D. Goren, Director 16228 Shadybank Drive Dallas, TX 75248

Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Melvin Corbett, Executive Vice President and Chief Investment Officer 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer) 1295 State Street B101 Springfield, MA 01111	Pia Flanagan,, Vice President, Corporate Secretary & Assistant General Counsel 1295 State Street Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel 1295 State Street Springfield, MA 01111	Robert Casale, Executive Vice President & Chief Information Officer 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Executive Vice President, Chief Financial Officer and Chief Actuary 1295 State Street Springfield, MA 01111	Susan Cicco, Senior Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111	Adnan Omar Ahmed, Executive Vice President and Chief Human Resources Officer 1295 State Street Springfield, MA 01111

Michael Fanning, Executive Vice President 1295 State Street Springfield, MA 01111	Gareth F. Ross, Senior Vice President and Chief Customer Officer 1295 State Street Springfield, MA 01111

Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.
1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.
2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.
3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.
4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.
5.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.
6.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)
C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

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MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.
a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.
b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency. (MML Investors Services, LLC – 51% and Series Members – 49%)
2.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.
a.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.
3.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.
a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC).
1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

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2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Keng Puang Tay (in trust for MassMutual Asia Ltd.))..
3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company.
4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)
5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited - 50%.)
6.)	MassMutual Asia Investors Ltd., a Hong Kong company that provides investment advisory services. (wholly owned subsidiary of MassMutual Asia Limited)
b.	MassMutual Internacional (Chile) SpA, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 99.93%; MassMutual Holding LLC - .07%; MassMutual Holding LLC)
c.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 90.52%; MassMutual Asia Limited – 9.46%; and MassMutual Life Insurance Company - .02%).

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4.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.
5.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.
6.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals.
7.	Society of Grownups, LLC (April 15, 2014), a Massachusetts limited liability company and federally covered investment adviser that provides financial planning and other personal financial and investment advice and education to the public.
8.	MassMutual Ventures LLC (June 10, 2014), a Delaware limited liability company.
9.	Haven Life Insurance Agency, LLC (March 11, 2013), a Delaware limited liability company that engages in insurance agency activities.
10.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.
11.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers
a.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.
1.)	Babson Capital Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

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2.)	Babson Capital Management (Japan) KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.
3.)	Babson Capital Management (Australia) Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.
a.)	Babson Capital Management (Australia) Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.
4.)	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.
a.)	Babson Capital Management (UK) Limited (formerly known as Babson Capital Europe Limited), an institutional debt-fund manager organized under the laws of England and Wales.
i.	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Management (UK) Limited, will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.
ii.	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Management (UK) Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.
iii.	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Management (UK) Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP and Almack Mezzanine Founder II LP.
iv.	Almack Mezzanine GP III Limited, an English company that serves as general partner of Almack Mezzanine Investors III LP, Almack Mezzanine III LP and Almack Mezzanine Carry III LP, all the stock of which is owned by Babson Capital Management (UK) Limited.
v.	Babson Capital Global Advisors Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.
aa.	BCGSS 2 GP LLP (August 19, 2014)(90.0% owned by Babson Capital Global Advisors Limited and 10% owned by Babson Capital Management (UK) Limited.)
bb	Babson European Direct Lending 1 GP LLP (February 17, 2015), a limited liability partnership organized under the laws of England and Wales. (50% owned by Babson Capital Management (UK) Limited and 50% owned by Babson Capital Global Advisors Limited.)

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vi.	Babson GPC GP S.á.r.l., a private limited liability company domiciled in Luxembourg that serves as the general partner of Babson Global Credit Fund (LUX) SCSp, SICAV-SIF.

5.)	Cornerstone Real Estate Advisers LLC (January 20, 1994), a Delaware limited liability company which operates as an investment adviser.
a.)	Cornerstone Real Estate Advisers Inc. (formerly, Babson Capital Management, Inc.), a Delaware corporation that holds a “corporation” real estate license.
b.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.
i.	Cornerstone Real Estate Advisers (Continental Europe) Limited (formerly, Cornerstone Real Estate UK (No. 2) Limited, a special purpose holding company.
ii.

Cornerstone Real Estate Advisers Europe Finance LLP (formerly, Protego Real Estate Investors Finance LLP), a London-based real estate investment management company. (99% owned by Cornerstone Real Estate UK Holdings Limited and 1% owned by Cornerstone Real Estate UK (No.2) Limited.)

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iii.	Cornerstone Real Estate Advisers Europe LLP (formerly, Protego Real Estate Investors LLP), a London-based real estate investment management company. (99% owned by Cornerstone Real Estate UK Holdings Limited and 1% owned by Cornerstone Real Estate Advisers (continental Europe) Limited.) (previously Cornerstone Real Estate UK (No.2) Limited.)
iv.	Cornerstone Real Estate Advisers GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.
v.	CREAE AIFM LLP, a UK limited liability partnership. (99% owned by Cornerstone Real Estate UK Holdings Limited and 1% owned by Cornerstone Real Estate UK (No. 2) Limited.)
c.)	Cornerstone Real Estate Advisers Japan K.K. (February 18, 2013), a Japanese joint stock corporation formed to provide real estate investment advisory services, including the acquisition, disposition, and financing of equity and debt investments and the marketing of real estate investment vehicles.
6.)	Wood Creek Capital Management LLC, a Delaware limited liability company that acts as an investment adviser.
a.)	Wood Creek Index Company, LLC, a Delaware limited liability company that compiles, analyzes and periodically publishes returns data for selected investments.

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7.)	Babson Capital Cornerstone Asia Limited (January 23, 2008) a Hong Kong company that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.
8.)	Babson Capital Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.
a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.
b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.
b.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the OppenheimerFunds, Inc., Tremont Group Holdings, Inc. and their respective subsidiaries. (MM Asset Management Holding LLC – 96.844%).
1.)	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which is registered as an investment adviser and operates as the sub-adviser to most of the Oppenheimer Funds.
a.	OFI Global Asset Management, Inc. (May 8, 1978), a Delaware corporation which is registered as an investment adviser and transfer agent and operates as an investment adviser and transfer agent to the Oppenheimer Funds.
b.)	OppenheimerFunds Distributor, Inc. (July 3,1978), a New York corporation which is registered as a broker-dealer and operates as a broker-dealer and general distributor of the Oppenheimer Funds and certain 529 College Savings Plans.

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c.)	Oppenheimer Real Asset Management, Inc. (December 22, 1988), a Delaware corporation that currently has no operations.
d.)	OFI SteelPath, Inc. (November 20, 2012), a Delaware corporation which is registered as an investment adviser and operates as an investment adviser to certain Oppenheimer funds, private funds and accounts that invests in concentrated portfolios of energy infrastructure master limited partnerships.
e.)	Shareholder Services, Inc. (September 16, 1987), a Colorado corporation doing business as OppenheimerFunds Services which is registered as a transfer agent and operates as a sub-transfer agent to the Oppenheimer Funds.
f.)	OFI Private Investments Inc. (March 20, 2000), a New York corporation which is registered as an investment adviser and operates as the Program Manager for several states’ 529 college savings and prepaid tuition plans..
g.)	VTL Associates, LLC (September 27, 2004), a Pennsylvania limited liability company which is registered as an investment adviser and operates as an investment adviser to Oppenheimer’s smart beta ETFs and SMAs.
i.	Index Management Solutions, LLC (October 5, 2009) a Pennsylvania limited liability company that currently has no operations.

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h.)	OFI Global Institutional Inc. (Nov. 20, 2000), a New York corporation which is registered as an investment adviser and provides investment advisory services to individual accounts, pension plans, mutual funds, insurance company separate accounts, private funds, public funds and corporations.
i.	Trinity Investment Management Corporation (November 1, 1974), a Pennsylvania corporation that currently has no operations
ii.	OFI Global Trust Company (February 4, 1988), a New York trust company which operates as an investment manager and trustee of collective investment trusts offered to qualified trusts and governmental trusts.
iii.	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which is registered as an investment adviser and provides investment advisory services to private, structured investment products.
2.)	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 18, 1987), a New York-based investment services provider which is in the process of winding up its fund of funds that invested in hedge funds.
a.)	Tremont (Bermuda), Limited, a Bermuda-based investment adviser.
b.)	Tremont Partners, LLC (1984) a Connecticut limited liability company that is an investment adviser.
c.)	Tremont GP, LLC, a Delaware limited liability company.

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i.	Settlement Agent LLC, a Delaware limited liability company that acts as an agent.
c.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.
1.)	MassMutual Holdings (Bermuda) Limited, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.
a.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.
i.	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.
ii.	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.
iii.	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited..
iv.	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

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v.	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.
aa.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company
i.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.
ii.	Baring France SAS (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.
iii.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

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iv.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.
v.	Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.
vi.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

aaa.) Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i)	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory service.

bbb.) Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

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ccc.) Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

ddd.) Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

2.)	Baring North America LLC (formerly known as Baring Asset Management LLC) (September 28, 1967), a Massachusetts corporation that provides client services to investors.
D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.
E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.
F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.
G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.
H.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.
I.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.
J.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

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1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company).
a.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.
b.	MMAF Equipment Finance LLC 2011-A (June 21, 2011), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.
K.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.
L.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.
M.	MML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.
N.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.
O.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.
P.	Country Club Office Plaza LLC (December 4, 2009), a Delaware limited liability company formed to take title to a property. (MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

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Q.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.
R.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.
S.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company lending secured and unsecured loans to middle market and growing companies. (MassMutual Holding LLC holds 45% ownership interest; Babson Capital Management LLC holds 5% ownership interest; and Jefferies Group, Inc. holds 50% ownership interest.)
1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser
2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser
3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.
4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.
5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.
6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

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7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC
8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.
a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior securited loans.
9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.
a.

JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.
T.	MSC Holding Company, LLC (January 18, 2012), a Delaware limited liability company that acts as a holding company for certain MassMutual entities.
1.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.
U.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.
V.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans.

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W.	Fern Street LLC (April 11, 2013), a Delaware limited liability company that was formed to invest in emerging market equity to be managed by OppenheimerFunds, Inc.
X.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.
Y.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.
Z.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.
AA.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.
BB.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company.
1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.
a.	Lyme Adirondack Timber Sales, Inc. (July 31, 2006), a New York operating company.
b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.
c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

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The following are investment-related and/or special purpose entities of Babson Capital Management LLC (“Babson”). These entities are all domiciled in the State of Delaware.

1.	Babson Capital Core Fixed Income Management LLC
2.	Babson Capital Floating Rate Income Fund Management LLC
3.	Babson Capital Total Return Management LLC
4.	Babson CLO Investment Partners GP, LLC
5.	Babson Global Loan Feeder Management LLC
6.	Babson Investment Grade CLO Debt Management LLC
7.	Babson TERO Management LLC
8.	Benton Street Advisors, Inc.
9.	Great Lakes III GP, LLC
10.	Loan Strategies Management LLC
11.	Mezzco Australia LLC
12.	Mezzco Australia II LLC
13.	Mezzco LLC
14.	Mezzco II LLC
15.	Mezzco III LLC
16.	Mezzco IV LLC
17.	SDCOS Management LLC
18.	Somerset Special Opportunities Management LLC

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The following are investment-related entities of Wood Creek Capital Management LLC (“Wood Creek”).

1.	Alchemy Copyrights, LLC
2.	Milestone Acquisition Holding, LLC
3.	Red Lake Ventures, LLC
4.	Solar Acquisition Holding LLC
5.	Sweet Tree Holdings 1, LLC.
6.	Tamiami Citrus, LLC
7.	Teaktree Acquisition, LLC
8.	U.S. Buyer Broadcasting, LLC
9.	U.S. WIG Holdings, LP
10.	US Pharmaceutical Holdings I, LLC
11.	U.S. Pharmaceutical Holdings II, LLC
12.	VGS Acquisition Holding, LLC
13.	WC Aircraft Holdings US II, LLC
14.	Wood Creek Aircraft Holding I, LP

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The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

BABSON MEZZANINE REALTY MANAGEMENT II LLC - Incorporated on November 21, 2007, a Delaware limited liability company that is the general partner of Babson Mezzanine Realty Investors II LP. Cornerstone Real Estate Advisers LLC holds 100% of the ownership interest in this company.

CCM FUND I GP LLC - A Delaware limited liability company formed on January 13, 2010 that is the general partner of Cornerstone Core Mortgage Fund I LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CCM VENTURE I GP LLC - A Delaware limited liability company formed on January 14, 2010 that is the general partner of Cornerstone Core Mortgage Venture I LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CEMF I GP LLC - A Delaware limited liability company formed on September 21, 2010 which is the general partner of Cornerstone Enhanced Mortgage Fund I LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CHY VENTURE GP LLC - A Delaware limited liability company formed on October 18, 2013 which is the general partner of Cornerstone High Yield Venture LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC. - Incorporated as a corporation on April 5, 2011, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company in the aggregate hold 34.3% of the mandatorily redeemable preferred shares of this company

CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC. - Incorporated as a corporation on April 10, 2012, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company holds 34.3% of the mandatorily redeemable preferred shares of this company.

CORNERSTONE APARTMENT VENTURE III LLC - A Delaware limited liability company formed on October 25, 2006 that acts as an investment vehicle for institutional investors to acquire interest in a portfolio. Cornerstone Real Estate Advisers LLC acts as the managing member of the company.

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CORNERSTONE HOTEL FUND GP LLC - A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CORNERSTONE /LAZ PARKING FUND GP LLC - A Delaware limited liability company formed on April 14, 2014 which is the general partner of Cornerstone/LAZ Parking Fund LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CORNERSTONE PATRIOT FUND GP, LLC - A Delaware limited liability company formed on September 13, 2006 which is the general partner of Cornerstone Patriot Fund LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CREF VIII GP LLC - A Delaware limited liability company formed on July 30, 2008 which is the general partner of Cornerstone Real Estate Fund VIII LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CREF X GP LLC - A Delaware limited liability company formed on April 14, 2014 which is the general partner of Cornerstone Real Estate Fund X LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

3

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HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC - Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

HANOVER PREFERRED FACILITY MANAGER LLC - Incorporated on December 2, 2007, a Delaware limited liability company that is the general partner of Hanover Preferred Facility LLC. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

KAMAKURA LP - A Cayman Islands exempted limited partnership, incorporated on February 26, 2010. MassMutual Life Insurance Company (Japan) owns 100% of the limited partnership assets.

MML SERIES INVESTMENT FUND - A Massachusetts business trust that operates as an-open end management investment company.

MML SERIES INVESTMENT FUND II - A Massachusetts business trust that operates as an open-end management investment company.

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MASSMUTUAL PREMIER FUNDS - A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS - A Massachusetts business trust that operates as an open-end management investment company.

NOVATION CO. INC. - Real estate investment company. Interest is 20.74%.

OX BODIES, INC. - Manufacturer of truck bodies and mining machinery. Interest is 26%.

SBNP SIA LLC - A Delaware limited liability company formed on August 20, 2013 in connection with an Annuity Contract Separate Investment Account and is 1% owned by Cornerstone Real Estate Advisers LLC and 99% by Massachusetts Mutual Life Insurance Company.

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The following are investment-related special purpose entities of Babson Capital Management LLC (“Babson”). All are 100% owned unless otherwise specified. These entities are all Delaware entities.

BABSON CAPITAL CORE FIXED INCOME MANAGEMENT LLC

BABSON CAPITAL FLOATING RATE INCOME FUND MANAGEMENT, LLC

BABSON CAPITAL TOTAL RETURN MANAGEMENT LLC

BABSON INVESTMENT GRADE CLO DEBT MANAGEMENT LLC

BABSON TERO MANAGEMENT LLC

BENTON STREET ADVISORS, INC.

GREAT LAKES III GP, LLC

LOAN STRATEGIES MANAGEMENT LLC

MEZZCO AUSTRALIA II

MEZZCO AUSTRALIA LLC (72% owned by Babson)

MEZZCO LLC

MEZZCO II LLC (98.4% owned by Babson)

MEZZCO III LLC (99.3% owned by Babson)

MEZZCO IV LLC

SDCOS MANAGEMENT LLC

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

The following is an investment-related entity of Wood Creek Capital Management LLC (“Wood Creek”).

SOLAR ACQUISITION HOLDING LLC - A Delaware limited liability company formed on October 9, 2015. Wood Creek is the manager of this entity and MassMutual’s investment ownership is 39.20%.

US PHARMACEUTICAL HOLDINGS I, LLC - A Delaware limited liability company formed on June 25, 2012. Wood Creek is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC - A Delaware limited liability company formed July 24 2015. Wood Creek is the manager of this entity and MassMutual’s investment ownership is 42.6%.

VGS ACQUISITION HOLDING, LLC - A Delaware limited liability company formed on July 24, 2015. Wood Creek is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

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II.	REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Babson Capital Participation Investors, Massachusetts business trust which operates as a closed-end investment company.
•	Babson Capital Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Babson Capital Global Short-Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Babson Capital Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	Oppenheimer Capital Appreciation Fund
•	Oppenheimer Capital Income Fund
•	Oppenheimer Cash Reserves
•	Oppenheimer Commodity Strategy Total Return Fund
•	Oppenheimer Corporate Bond Fund
•	Oppenheimer Developing Markets Fund
•	Oppenheimer Discovery Fund
•	Oppenheimer Discovery Mid Cap Growth Fund
•	Oppenheimer Dividend Opportunity Fund
•	Oppenheimer Emerging Markets Innovators Fund
•	Oppenheimer Emerging Markets Local Debt Fund
•	Opportunity Equity Fund
•	Oppenheimer Equity Income Fund
•	Oppenheimer Global Fund
•	Oppenheimer Global High Yield Fund
•	Oppenheimer Global Multi-Alternatives Fund
•	Oppenheimer Global Multi-Asset Income Fund
•	Oppenheimer Global Multi Strategies Fund
•	Oppenheimer Global Opportunities fund
•	Oppenheimer Global Strategic Income fund

•	Oppenheimer Global Real Estate Fund
•	Oppenheimer Global Value Fund
•	Oppenheimer Gold & Special Minerals Fund
•	Oppenheimer Institutional Money Market Fund

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•	Oppenheimer Integrity Fund
•	Oppenheimer Core Bond Fund
•	Oppenheimer International Bond Fund
•	Oppenheimer International Diversified Fund
•	Oppenheimer International Growth Fund
•	Oppenheimer International Small-Mid Company Fund
•	Oppenheimer International Value Fund
•	Oppenheimer Limited-Term Bond Fund
•	Oppenheimer Limited-Term Government Fund
•	Oppenheimer Macquarie Global Infrastructure Fund
•	Oppenheimer Main Street Funds®
•	Oppenheimer Main Street Fund®
•	Oppenheimer Main Street Select Fund®
•	Oppenheimer Main Street Small Cap Fund®
•	Oppenheimer Main Street Mid-Cap Fund
•	Oppenheimer Master Event-Linked Bond Fund, LLC
•	Oppenheimer Master Inflation Protected Securities Fund, LLC
•	Oppenheimer Master International Value Fund, LLC
•	Oppenheimer Master Loan Fund, LLC
•	Oppenheimer Money Market Fund
•	Oppenheimer Multi-State Municipal Trust
•	Oppenheimer Rochester New Jersey Municipal Fund
•	Oppenheimer Rochester Pennsylvania Municipal Fund
•	Oppenheimer Rochester High Yield Municipal Fund
•	Oppenheimer Municipal Fund
•	Oppenheimer Rochester Limited Term Municipal Fund
•	Oppenheimer Portfolio Series
•	Active Allocation Fund
•	Conservative Investor Fund
•	Equity Investor Fund
•	Moderate Investor Fund
•	Oppenheimer Quest For Value Funds
•	Oppenheimer Flexible Fundamental Alternatives Fund
•	Oppenheimer Global Allocation Fund
•	Oppenheimer Mid-Cap Value Fund
•	Oppenheimer Real Estate Fund
•	Oppenheimer Revenue Weighted EFT Trist
•	Oppenheimer ADR Revenue ETF
•	Oppenheimer Financials Sector Revenue ETF
•	Oppenheimer Global Growth Revenue ETF
•	Oppenheimer Large Cap Revenue ETF
•	Oppenheimer Mid Cap Revenue ETF
•	Oppenheimer Small Cap Revenue ETF
•	Oppenheimer Ultra Dividend Revenue ETF
•	Oppenheimer Consumer Discretionary Sector Revenue ETF
•	Oppenheimer Consumer Staples Sector Revenue ETF
•	Oppenheimer Emerging Market Revenue ETF
•	Oppenheimer Energy Sector Revenue ETF
•	Oppenheimer Health Care Sector Revenue ETF
•	Oppenheimer Industrials Sector Revenue ETF
•	Oppenheimer Information Technology Sector Revenue ETF
•	Oppenheimer Materials Sector Revenue ETF
•	Oppenheimer Utilities Sector Revenue ETF

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•	Oppenheimer Rising Dividends Fund
•	Oppenheimer Rochester AMT-Free Municipal Fund
•	Oppenheimer Rochester AMT-Free New York Municipal Fund
•	Oppenheimer Rochester Arizona Municipal Fund
•	Oppenheimer Rochester California Municipal Fund
•	Oppenheimer Rochester Fund Municipals
•	Oppenheimer Rochester Intermediate Term Municipal Fund
•	Oppenheimer Rochester Limited Term California Municipal Fund
•	Oppenheimer Limited Term Municipal Fund
•	Oppenheimer Rochester Maryland Municipal Fund
•	Oppenheimer Rochester Massachusetts Municipal Fund
•	Oppenheimer Rochester Michigan Municipal Fund
•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund
•	Oppenheimer Rochester Ohio Municipal Fund
•	Oppenheimer Rochester Short Term Municipal Fund
•	Oppenheimer Rochester Virginia Municipal Fund
•	Oppenheimer Senior Floating Rate Fund
•	Oppenheimer Senior Floating Rate Plus Fund
•	Oppenheimer Series Fund
•	Oppenheimer Value Fund
•	Oppenheimer SteelPath MLP Funds Trust (consisting of the following 4 series):
•	Oppenheimer SteelPath MLP Alpha Fund
•	Oppenheimer SteelPath MLP Alpha Plus Fund
•	Oppenheimer SteelPath MLP Income Fund
•	Oppenheimer SteelPath MLP Select 40 Fund
•	Oppenheimer Ultra-Short Duration Fund
•	Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Conservative Balanced Fund/VA
•	Oppenheimer Core Bond Fund/VA
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Oppenheimer Equity Income Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Multi-Alternative Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund/VA
•	Oppenheimer Main Street Small Cap Fund/VA
•	Oppenheimer Money Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Rochester Portfolio Series
•	Oppenheimer Rochester Limited Term New York Municipal Fund
•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)
•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

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III.	Cayman Island Exempt Limited Liability Companies, wholly owned by entities that are not themselves SEC registered funds. Each SEC registered fund parent may invest up to 25% of its total assets in its respective Cayman Fund Subsidiary. OFI Global serves as the Investment Advisor and PFI serves as the Subadvisor:

a.	RAF Fund Ltd.

(a wholly owned subsidiary of Oppenheimer Commodity Strategy Total Return Fund)

b.	Oppenheimer Capital Income Fund (Cayman) Ltd.

c.	Oppenheimer Currency Opportunities Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Currency Opportunities Fund)

d.	Oppenheimer Flexible Strategies Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Flexible Strategies Fund)

e.	Oppenheimer Global Allocation Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Allocation Fund)

f.	Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Multi Strategies Fund

g.	Oppenheimer Global Strategic Income Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Strategic Income Fund)

h.	Oppenheimer Global Strategic Income Fund/VA (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Strategic Income Fund/VA

i.	Oppenheimer Gold and Special Minerals Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Gold & Special Minerals Fund)

j.	Oppenheimer Global High Yield Fund (Cayman) Ltd.
k.	Oppenheimer Global Multi-Alternatives/VA Fund (Cayman) Ltd.
l.	Oppenheimer International Bond Fund (Cayman) Ltd.

Item 27. Number of Contract Owners

As of March 31, 2016, the number of contract owners was 623.

Item 28. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with certain of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC
Name	Positions and Offices	Principal Business Address
Wendy Benson	President, Director	*
Michael Fanning	Director	*

John Vaccaro	Chief Executive Officer, Agency Field Force Supervisor, Director (Chairman of the Board)	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer	*
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*

Christine Frederick	Chief Compliance Officer	*
Althea O’Donnell	AML Compliance Officer	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James Puhala	Deputy Chief Compliance Officer	*
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**

Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*

Kenneth M. Rickson	Field Risk Officer	*
Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*
Mathew Verdi	Assistant Vice President	*
Edward K. Duch, III	Assistant Secretary	*
Bruce C. Frisbie	Assistant Treasurer	**
Kevin LaComb	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
Kristin Costanzo	Assistant Treasurer	*
Kathy Rogers	Continuing Education Officer	*
Joseph Sparacio	Senior Regional Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262
Michael St. Clair	Senior Regional Vice President	*
Richard Bourgeois	Vice President	*
Francine Reipold	Vice President	*
Mario Morton	Assistant Vice President and Registration Manager	*
Anthony Frogameni	Chief Privacy Officer, Assistant Vice President	*
Elaine Gruet	Assistant Vice President	*
Delphine Soucie	Assistant Vice President	*
David Cove	Regional Assistant Vice President	*
Kevin DeGray	Regional Assistant Vice President	*
Nicholas DeLuca	Regional Assistant Vice President	1101 North Black Canyon Highway PH30 Phoenix, AZ 85209
David Hardy	Regional Assistant Vice President	*
Donald Helmes	Regional Assistant Vice President	*
Courtney Munoz	Regional Assistant Vice President	*
John Rogan	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Elizabeth Ward Chicares	Director	*
Jennifer Healy	Variable Annuity Product Distribution Officer	*
Craig Waddington	Variable Life Product Distribution Officer	*
Michael Dunn	Worksite Product Distribution Officer	**
* 1295 State Street, Springfield, MA 01111-0001 ** 100 Bright Meadow Boulevard, Enfield, CT 06082-1981

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Benson, Wendy	Director and President	*

Duch, Edward K. III	Assistant Secretary	*

Hall, Nathan L.	Chief Financial Officer and Treasurer	*

Healy, Jennifer	Variable Annuity Product Distribution Officer	*

Morton, Mario	Registration Manager	*

Rosenthal, Robert S.	Chief Legal Officer, Secretary and Vice President	*

Upton, Barbara	Chief Compliance Officer	*

Scanlon, Susan	Vice President	*

Vaccaro, John A.	Director, Chairman of the Board, Chief Executive Officer	*

Ward Chicares, Elizabeth	Director	*

Waddington, Craig	Variable Life Product Distribution Officer	*

  * 1295 State Street, Springfield, MA 01111-0001

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by administrator, se2, LLC, at its place of business at 5801 SW 6th Avenue, Topeka, KS 66636-0001.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, has duly caused this Post-Effective Amendment No. 2 to Registration Statement No. 333-202684 to be signed on its behalf by the undersigned thereunto duly authorized, in City of Springfield, Commonwealth of Massachusetts on the 24th day of June, 2016.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	Roger W. Crandall *
Roger W. Crandall
President and Chief Executive Officer
(principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, and the Investment Company Act of 1940 (together referred to as the “Acts”), this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	June 24, 2016
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	June 24, 2016
Elizabeth A. Ward	(principal financial officer)

GREGORY DEAVENS *	Controller	June 24, 2016
Gregory Deavens	(principal accounting officer)

MARK T. BERTOLINI *	Director	June 24, 2016
Mark T. Bertolini

KATHLEEN A. CORBET *	Director	June 24, 2016
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT , JR. *	Director	June 24, 2016
James H. DeGraffenreidt , Jr.

PATRICIA DIAZ DENNIS *	Director	June 24, 2016
Patricia Diaz Dennis

ROBERT A. ESSNER *	Director	June 24, 2016
Robert A. Essner

ISABELLA D. GOREN *	Director	June 24, 2016
Isabella D. Goren

RAYMOND W. LEBOEUF *	Director	June 24, 2016
Raymond W. LeBoeuf

JEFFREY M. LEIDEN *	Director	June 24, 2016
Jeffrey M. Leiden

CATHY E. MINEHAN *	Director	June 24, 2016
Cathy E. Minehan

MARC RACICOT *	Director	June 24, 2016
Marc Racicot

LAURA J. SEN *	Director	June 24, 2016
Laura J. Sen

WILLIAM T. SPITZ *	Director	June 24, 2016
William T. Spitz

H. TODD STITZER *	Director	June 24, 2016
H. Todd Stitzer

/S/ JOHN E. DEITELBAUM		June 24, 2016
* John E. Deitelbaum Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item 24.	Exhibits

	Exhibit 10	i.	Consent of Independent Registered Public Accounting Firm – KPMG LLP